Fair Value Accounting (Schedule Of Summary Of Changes In Fair Value Of Level 3 Financial Assets) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 272,355	$ 146,643
Additions		115,000
Accrued interest	5,712	4,833
Foreign exchange gains (losses)	66	(604)
Fair value redeemed	(31,325)	(106)
Unrealized gains (losses) included in other comprehensive income	30,309	2,738
Unrealized gains included in earnings	11,433	3,851
Convertible Bond conversion	(17,938)
Balance at the end	270,612	272,355
Long-Term Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	32,277	29,763
Foreign exchange gains (losses)	66	(604)
Fair value redeemed	(31,325)	(106)
Unrealized gains included in earnings	9,122	3,224
Balance at the end	10,140	32,277
T-Bills [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	88,348	80,394
Accrued interest	3,017	2,930
Unrealized gains (losses) included in other comprehensive income	15,166	5,024
Balance at the end	106,531	88,348
Tax Prepayment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	136,103	36,486
Additions		100,000
Accrued interest	2,695	1,903
Unrealized gains (losses) included in other comprehensive income	15,143	(2,286)
Balance at the end	153,941	136,103
Convertible Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	15,627
Additions		15,000
Unrealized gains included in earnings	2,311	627
Convertible Bond conversion	(17,938)
Balance at the end		$ 15,627